GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 95.6%
Dynamic(a) – 1.4%
889,464	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 7,773,915

Equity(a) – 22.0%
1,469,040	Goldman Sachs Large Cap Value Insights Fund — Class R6	33,978,893
999,851	Goldman Sachs Large Cap Growth Insights Fund — Class R6	29,965,546
1,815,903	Goldman Sachs International Equity Insights Fund — Class R6	27,619,881
1,330,203	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	11,772,292
228,614	Goldman Sachs Small Cap Equity Insights Fund — Class R6	5,726,774
432,220	Goldman Sachs Global Infrastructure Fund — Class R6	5,519,454
348,949	Goldman Sachs International Small Cap Insights Fund — Class R6	4,585,186
22,516	Goldman Sachs Energy Infrastructure Fund — Class R6	323,783

		119,491,809

Exchange Traded Funds – 31.1%
1,739,090	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	79,581,802
449,408	Goldman Sachs MarketBeta U.S. Equity ETF(a)	34,559,475
426,534	Goldman Sachs MarketBeta International Equity ETF(a)	24,818,179
218,602	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	9,864,546
68,493	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	7,539,710
134,889	Goldman Sachs ActiveBeta International Equity ETF(a)	4,808,793
39,972	iShares U.S. Real Estate ETF	3,827,319
49,119	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	1,629,768
10,517	iShares U.S. Technology ETF	1,477,008
7,025	Health Care Select Sector SPDR Fund	1,025,720
2,526	iShares MSCI Mexico ETF	128,725

		169,261,045

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – 41.1%
16,522,446	Goldman Sachs Global Core Fixed Income Fund — Class R6	$186,703,641
1,800,722	Goldman Sachs Inflation Protected Securities Fund — Class R6	17,430,992
849,992	Goldman Sachs Emerging Markets Debt Fund — Class R6	8,168,418
707,640	Goldman Sachs High Yield Floating Rate Fund — Class R6	6,142,319
997,935	Goldman Sachs High Yield Fund — Class R6	5,568,475

		224,013,845

TOTAL UNDERLYING FUNDS – 95.6% (Cost $509,780,199)		$520,540,614

Shares	Dividend Rate	Value

Investment Company(a) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,937,441	4.259%	$ 4,937,441
(Cost $ 4,937,441)

TOTAL INVESTMENTS – 96.5% (Cost $ 514,717,640)		$525,478,055

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%		19,064,418

NET ASSETS – 100.0%		$544,542,473

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	DKK	1,410,000	USD	205,067	06/18/25	$347
	EUR	440,000	USD	477,090	06/18/25	793
	INR	185,000,000	USD	2,121,803	06/18/25	30,161
	JPY	19,000,000	USD	126,934	06/18/25	862
	USD	3,005,525	AUD	4,740,000	06/18/25	41,806
	USD	4,332,052	CHF	3,790,000	06/18/25	7,929
	USD	14,990,636	EUR	13,800,000	06/18/25	2,475
	USD	768,168	HKD	5,960,000	06/18/25	853
	USD	210,659	ILS	760,000	06/18/25	5,884
	USD	10,852,059	JPY	1,585,000,000	06/18/25	191,195
	USD	9,534	NOK	100,000	06/18/25	29
	USD	80,483	NZD	140,000	06/18/25	843
	USD	580,891	SGD	770,000	06/18/25	5,422

TOTAL						$288,599

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	380,000	USD	239,604	06/18/25	$(2,007)
	CHF	130,000	USD	148,830	06/18/25	(509)
	GBP	160,000	USD	207,187	06/18/25	(522)
	HKD	90,000	USD	11,597	06/18/25	(10)
	JPY	173,000,000	USD	1,184,206	06/18/25	(20,592)
	SEK	1,275,000	USD	128,126	06/18/25	(689)
	SGD	10,000	USD	7,495	06/18/25	(22)
	USD	1,223,629	DKK	8,400,000	06/18/25	(112)
	USD	6,395,439	GBP	4,960,000	06/18/25	(11,170)
	USD	2,101,980	INR	184,999,999	06/18/25	(49,984)
	USD	434,417	MXN	9,000,000	06/18/25	(783)
	USD	253,575	NOK	2,750,000	06/18/25	(7,808)
	USD	1,485,921	SEK	14,925,000	06/18/25	(5,836)

TOTAL						$(100,044)

FUTURES CONTRACTS — At March 31, 2025, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	76	06/26/25	$9,001,478	$(73,758)
E-mini Financial Select Sector	18	06/20/25	2,787,570	75,655
Euro Stoxx 50 Index	46	06/20/25	2,580,997	(112,940)
FTSE/JSE Top 40 Index	7	06/19/25	313,788	2,376
IFSC NIFTY 50 Index	9	04/24/25	420,633	(10,118)
MSCI EAFE Index	11	06/20/25	1,328,965	(46,553)
S&P 500 E-Mini Index	109	06/20/25	30,810,212	(251,848)

Total				$(417,186)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
5 Year German Euro-Bund	(24)	06/06/25	$(3,343,292)	$(28,001)
E-mini Consumer Staples Select Sector	(36)	06/20/25	(2,989,440)	(87,190)

Total				$(115,191)

TOTAL FUTURES CONTRACTS				$(532,377)

SWAP CONTRACTS — At March 31, 2025, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M GBP	4.404%	09/12/33	GBP	380	$9,172	$—	$9,172
12M GBP	4.030	11/14/34		910	(14,761)	(911)	(13,850)
12M GBP	4.094	01/07/35		560	(4,982)	—	(4,982)

TOTAL					$(10,571)	$(911)	$(9,660)

(a)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 43	(5.000)%	3.628%	12/20/29	$2,760	$(152,061)	$(177,166)	$25,105

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

SXDR Index	12MEURO+0.230%	JPMorgan Securities, Inc.	07/02/25	EUR	801	$(41,013)

#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
7M IRS	MS & Co. Int. PLC	3.700%	05/21/2025	1,190,000	$1,190,000	$2,317	$30,483	$(28,166)

Total purchased option contracts				1,190,000	$1,190,000	$2,317	$30,483	$(28,166)

Written option contracts
Calls
7M IRS	MS & Co. Int. PLC	3.200	05/21/2025	(1,190,000)	(1,190,000)	(266)	(11,326)	11,060

Puts
6M IRS	Barclays Bank PLC	4.400	05/21/2025	(1,460,000)	(1,460,000)	(8,750)	(12,534)	3,784

Total written option contracts				(2,650,000)	$(2,650,000)	$(9,016)	$(23,860)	$14,844

TOTAL				(1,460,000)	$(1,460,000)	$(6,699)	$6,623	$(13,322)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
SPX Index	JPMorgan Securities, Inc.	$6,527.075	12/31/2025	(473)	$(308,730,648)	$(18,926)	$(74,965)	$56,039

Puts
SPX Index	MS & Co. Int. PLC	5,326.965	07/18/2025	(220)	(117,193,230)	(24,862)	(32,197)	7,335
MID Index	MS & Co. Int. PLC	2,725.883	07/18/2025	(280)	(76,324,724)	(14,880)	(20,166)	5,286
TOPIX Index	MS & Co. Int. PLC	2,477.128	12/19/2025	(68,448)	(16,955,445,734)	(49,474)	(45,422)	(4,052)

				(68,948)	$(17,148,963,688)	$(89,216)	$(97,785)	$8,569

Total written option contracts				(69,421)	$(17,457,694,336)	$(108,142)	$(172,750)	$64,608

TOTAL				(69,421)	$(17,457,694,336)	$(108,142)	$(172,750)	$64,608

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$13.724	06/18/2025	631,000	$631,000	$87	$6,847	$(6,760)
Call CHF/Put NOK	MS & Co. Int. PLC	13.724	06/18/2025	701,000	701,000	97	8,070	(7,973)
Call CHF/Put NOK	MS & Co. Int. PLC	14.116	09/17/2025	528,000	528,000	648	7,043	(6,395)
Call CHF/Put NOK	MS & Co. Int. PLC	14.143	09/17/2025	572,000	572,000	669	7,987	(7,318)
Call CHF/Put NOK	MS & Co. Int. PLC	14.480	12/17/2025	463,000	463,000	1,310	7,066	(5,756)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	495,000	495,000	1,309	8,424	(7,115)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call CHF/Put NOK	MS & Co. Int. PLC	$14.810	03/18/2026	422,000	$422,000	$1,867	$7,107	$(5,240)
Call CHF/Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	448,000	448,000	1,843	8,819	(6,976)
Call CHF/Put SEK	MS & Co. Int. PLC	13.317	06/18/2025	742,000	742,000	13	6,374	(6,361)
Call CHF/Put SEK	MS & Co. Int. PLC	13.139	06/18/2025	813,000	813,000	33	7,330	(7,297)
Call CHF/Put SEK	MS & Co. Int. PLC	13.588	09/17/2025	617,000	617,000	260	6,626	(6,366)
Call CHF/Put SEK	MS & Co. Int. PLC	13.430	09/17/2025	661,000	661,000	396	7,752	(7,356)
Call CHF/Put SEK	MS & Co. Int. PLC	13.848	12/17/2025	536,000	536,000	689	7,270	(6,581)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	568,000	568,000	897	8,001	(7,104)
Call CHF/Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	487,000	487,000	1,119	8,037	(6,918)
Call CHF/Put SEK	MS & Co. Int. PLC	13.954	03/18/2026	513,000	513,000	1,354	7,933	(6,579)
Call JPY/Put KRW	MS & Co. Int. PLC	9.902	06/18/2025	71,465,000	71,465,000	9,077	5,064	4,013
Call JPY/Put KRW	MS & Co. Int. PLC	10.262	06/18/2025	74,281,000	74,281,000	4,148	5,331	(1,183)
Call JPY/Put KRW	MS & Co. Int. PLC	10.130	09/17/2025	60,933,000	60,933,000	8,652	5,027	3,625
Call JPY/Put KRW	MS & Co. Int. PLC	10.514	09/17/2025	61,985,000	61,985,000	4,942	5,370	(428)
Call JPY/Put KRW	MS & Co. Int. PLC	10.345	12/17/2025	53,891,000	53,891,000	8,244	4,983	3,261
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	54,276,000	54,276,000	5,225	5,334	(109)
Call JPY/Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	48,936,000	48,936,000	7,883	4,981	2,902
Call JPY/Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	48,949,000	48,949,000	5,314	5,855	(541)
Call USD/Put CAD	MS & Co. Int. PLC	1.448	06/18/2025	2,300,000	2,300,000	18,568	13,669	4,899
Call USD/Put CAD	MS & Co. Int. PLC	1.484	06/18/2025	2,327,000	2,327,000	7,223	15,237	(8,014)
Call USD/Put CAD	MS & Co. Int. PLC	1.458	09/17/2025	1,932,000	1,932,000	18,497	13,565	4,932
Call USD/Put CAD	MS & Co. Int. PLC	1.493	09/17/2025	1,952,000	1,952,000	9,834	15,477	(5,643)
Call USD/Put CAD	MS & Co. Int. PLC	1.467	12/17/2025	1,686,000	1,686,000	17,668	13,340	4,328
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	1,721,000	1,721,000	11,066	15,532	(4,466)
Call USD/Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	1,538,000	1,538,000	17,139	13,397	3,742
Call USD/Put CAD	MS & Co. Int. PLC	1.508	03/18/2026	1,554,000	1,554,000	11,369	15,391	(4,022)
Call USD/Put CLP	MS & Co. Int. PLC	1,085.340	06/18/2025	751,000	751,000	940	9,679	(8,739)
Call USD/Put CLP	MS & Co. Int. PLC	1,088.505	06/18/2025	861,000	861,000	1,000	8,840	(7,840)
Call USD/Put CLP	MS & Co. Int. PLC	1,113.400	09/17/2025	641,000	641,000	2,605	9,741	(7,136)
Call USD/Put CLP	MS & Co. Int. PLC	1,119.888	09/17/2025	708,000	708,000	2,634	8,964	(6,330)
Call USD/Put CLP	MS & Co. Int. PLC	1,140.380	12/17/2025	572,000	572,000	3,937	10,128	(6,191)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	620,000	620,000	3,953	10,193	(6,240)
Call USD/Put CLP	MS & Co. Int. PLC	1,166.190	03/18/2026	524,000	524,000	4,903	10,037	(5,134)
Call USD/Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	565,000	565,000	5,003	10,310	(5,307)
Call USD/Put KRW	MS & Co. Int. PLC	1,479.310	06/18/2025	547,000	547,000	6,937	5,016	1,921
Call USD/Put KRW	MS & Co. Int. PLC	1,531.150	06/18/2025	535,000	535,000	2,282	5,136	(2,854)
Call USD/Put KRW	MS & Co. Int. PLC	1,496.880	09/17/2025	464,000	464,000	6,759	5,030	1,729
Call USD/Put KRW	MS & Co. Int. PLC	1,553.840	09/17/2025	442,000	442,000	3,006	5,171	(2,165)
Call USD/Put KRW	MS & Co. Int. PLC	1,512.770	12/17/2025	409,000	409,000	6,513	5,166	1,347
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	387,000	387,000	3,334	5,302	(1,968)
Call USD/Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	373,000	373,000	6,340	5,214	1,126
Call USD/Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	351,000	351,000	3,525	5,195	(1,670)
Call USD/Put MXN	MS & Co. Int. PLC	23.558	06/18/2025	337,000	337,000	818	4,505	(3,687)
Call USD/Put MXN	MS & Co. Int. PLC	22.875	06/18/2025	408,000	408,000	1,645	4,750	(3,105)
Call USD/Put MXN	MS & Co. Int. PLC	24.511	09/17/2025	289,000	289,000	1,459	4,623	(3,164)
Call USD/Put MXN	MS & Co. Int. PLC	23.824	09/17/2025	335,000	335,000	2,391	4,798	(2,407)
Call USD/Put MXN	MS & Co. Int. PLC	25.433	12/17/2025	258,000	258,000	1,866	4,648	(2,782)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	293,000	293,000	2,800	4,947	(2,147)
Call USD/Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	237,000	237,000	2,119	4,688	(2,569)
Call USD/Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	268,000	268,000	3,071	5,032	(1,961)
Call USD/Put NOK	MS & Co. Int. PLC	12.025	06/18/2025	228,000	228,000	67	2,531	(2,464)
Call USD/Put NOK	MS & Co. Int. PLC	12.175	06/18/2025	249,000	249,000	44	2,814	(2,770)
Call USD/Put NOK	MS & Co. Int. PLC	12.289	09/17/2025	191,000	191,000	342	2,521	(2,179)
Call USD/Put NOK	MS & Co. Int. PLC	12.469	09/17/2025	203,000	203,000	270	2,781	(2,511)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put NOK	MS & Co. Int. PLC	$12.519	12/17/2025	169,000	$169,000	$632	$2,552	$(1,920)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	176,000	176,000	520	2,763	(2,243)
Call USD/Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	155,000	155,000	863	2,558	(1,695)
Call USD/Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	159,000	159,000	705	2,703	(1,998)
Call USD/Put SEK	MS & Co. Int. PLC	11.739	06/18/2025	687,000	687,000	78	7,145	(7,067)
Call USD/Put SEK	MS & Co. Int. PLC	11.735	06/18/2025	737,000	737,000	85	7,538	(7,453)
Call USD/Put SEK	MS & Co. Int. PLC	11.925	09/17/2025	576,000	576,000	554	7,200	(6,646)
Call USD/Put SEK	MS & Co. Int. PLC	11.944	09/17/2025	604,000	604,000	560	7,724	(7,164)
Call USD/Put SEK	MS & Co. Int. PLC	12.086	12/17/2025	508,000	508,000	1,097	7,214	(6,117)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	523,000	523,000	1,060	7,928	(6,868)
Call USD/Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	469,000	469,000	1,605	7,316	(5,711)
Call USD/Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	477,000	477,000	1,508	7,818	(6,310)

				516,209,000	$516,209,000	$267,270	$516,458	$(249,188)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	90.700	06/18/2025	1,823,000	1,823,000	15,123	15,030	93
Put AUD/Call JPY	MS & Co. Int. PLC	87.840	06/18/2025	2,088,000	2,088,000	8,724	17,421	(8,697)
Put AUD/Call JPY	MS & Co. Int. PLC	88.420	09/17/2025	1,527,000	1,527,000	16,521	14,952	1,569
Put AUD/Call JPY	MS & Co. Int. PLC	85.610	09/17/2025	1,711,000	1,711,000	11,626	16,620	(4,994)
Put AUD/Call JPY	MS & Co. Int. PLC	86.440	12/17/2025	1,339,000	1,339,000	16,718	14,905	1,813
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	1,475,000	1,475,000	12,729	16,715	(3,986)
Put AUD/Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	1,223,000	1,223,000	16,951	15,022	1,929
Put AUD/Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	1,330,000	1,330,000	13,471	16,562	(3,091)
Put AUD/Call USD	MS & Co. Int. PLC	0.610	06/18/2025	760,000	760,000	3,972	4,996	(1,024)
Put AUD/Call USD	MS & Co. Int. PLC	0.593	06/18/2025	856,000	856,000	1,807	5,383	(3,576)
Put AUD/Call USD	MS & Co. Int. PLC	0.601	09/17/2025	627,000	627,000	4,572	4,986	(414)
Put AUD/Call USD	MS & Co. Int. PLC	0.584	09/17/2025	689,000	689,000	2,782	5,277	(2,495)
Put AUD/Call USD	MS & Co. Int. PLC	0.594	12/17/2025	543,000	543,000	4,764	5,020	(256)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	589,000	589,000	3,289	5,208	(1,919)
Put AUD/Call USD	MS & Co. Int. PLC	0.588	03/18/2026	494,000	494,000	4,978	5,023	(45)
Put AUD/Call USD	MS & Co. Int. PLC	0.571	03/18/2026	526,000	526,000	3,587	5,142	(1,555)
Put CAD/Call JPY	MS & Co. Int. PLC	101.500	06/18/2025	941,000	941,000	8,476	8,234	242
Put CAD/Call JPY	MS & Co. Int. PLC	98.820	06/18/2025	1,051,000	1,051,000	5,187	8,691	(3,504)
Put CAD/Call JPY	MS & Co. Int. PLC	99.440	09/17/2025	789,000	789,000	9,144	8,180	964
Put CAD/Call JPY	MS & Co. Int. PLC	96.820	09/17/2025	869,000	869,000	6,683	8,695	(2,012)
Put CAD/Call JPY	MS & Co. Int. PLC	97.660	12/17/2025	693,000	693,000	9,233	8,053	1,180
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	753,000	753,000	7,229	8,535	(1,306)
Put CAD/Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	635,000	635,000	9,353	8,405	948
Put CAD/Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	674,000	674,000	7,420	8,523	(1,103)
Put NZD/Call JPY	MS & Co. Int. PLC	82.280	06/18/2025	955,000	955,000	6,774	6,915	(141)
Put NZD/Call JPY	MS & Co. Int. PLC	80.090	06/18/2025	1,093,000	1,093,000	4,314	8,165	(3,851)
Put NZD/Call JPY	MS & Co. Int. PLC	80.390	09/17/2025	808,000	808,000	7,598	7,137	461
Put NZD/Call JPY	MS & Co. Int. PLC	78.240	09/17/2025	905,000	905,000	5,722	8,144	(2,422)
Put NZD/Call JPY	MS & Co. Int. PLC	78.700	12/17/2025	711,000	711,000	7,783	7,103	680
Put NZD/Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	787,000	787,000	6,331	8,062	(1,731)
Put NZD/Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	646,000	646,000	7,804	7,026	778
Put NZD/Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	705,000	705,000	6,567	7,661	(1,094)
Put NZD/Call USD	MS & Co. Int. PLC	0.553	06/18/2025	414,000	414,000	1,774	2,475	(701)
Put NZD/Call USD	MS & Co. Int. PLC	0.540	06/18/2025	471,000	471,000	932	2,692	(1,760)
Put NZD/Call USD	MS & Co. Int. PLC	0.546	09/17/2025	342,000	342,000	2,126	2,499	(373)
Put NZD/Call USD	MS & Co. Int. PLC	0.533	09/17/2025	379,000	379,000	1,416	2,638	(1,222)
Put NZD/Call USD	MS & Co. Int. PLC	0.540	12/17/2025	295,000	295,000	2,250	2,486	(236)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	324,000	324,000	1,691	2,604	(913)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	MS & Co. Int. PLC	$0.535	03/18/2026	267,000	$267,000	$2,335	$2,471	$(136)
Put NZD/Call USD	MS & Co. Int. PLC	0.522	03/18/2026	289,000	289,000	1,834	2,568	(734)

				33,396,000	$33,396,000	$271,590	$316,224	$(44,634)

Total purchased option contracts				549,605,000	$549,605,000	$538,860	$832,682	$(293,822)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,895.000	04/02/2025	(6)	$(3,537,000)	$(60)	$(3,668)	$3,608
S&P 500 Index	6,075.000	04/02/2025	(4)	(2,430,000)	(20)	(7,120)	7,100
S&P 500 Index	5,840.000	04/04/2025	(6)	(3,504,000)	(825)	(4,830)	4,005
S&P 500 Index	5,750.000	04/07/2025	(6)	(3,450,000)	(7,830)	(2,986)	(4,844)
S&P 500 Index	5,910.000	04/09/2025	(4)	(2,364,000)	(440)	(8,129)	7,689
S&P 500 Index	5,900.000	04/16/2025	(4)	(2,360,000)	(1,820)	(8,176)	6,356
S&P 500 Index	6,000.000	04/23/2025	(4)	(2,400,000)	(840)	(5,413)	4,573

			(34)	$(20,045,000)	$(11,835)	$(40,322)	$28,487

Puts
S&P 500 Index	5,400.000	04/02/2025	(9)	(4,860,000)	(3,465)	(29,663)	26,198
S&P 500 Index	5,620.000	04/02/2025	(12)	(6,744,000)	(62,520)	(18,392)	(44,128)
S&P 500 Index	5,505.000	04/04/2025	(12)	(6,606,000)	(35,640)	(20,959)	(14,681)
S&P 500 Index	5,370.000	04/07/2025	(12)	(6,444,000)	(14,100)	(37,728)	23,628
S&P 500 Index	5,150.000	04/09/2025	(9)	(4,635,000)	(4,185)	(29,733)	25,548
S&P 500 Index	5,250.000	04/16/2025	(9)	(4,725,000)	(14,760)	(23,992)	9,232
S&P 500 Index	5,500.000	04/23/2025	(9)	(4,950,000)	(59,400)	(25,084)	(34,316)

			(72)	$(38,964,000)	$(194,070)	$(185,551)	$(8,519)

Total written option contracts			(106)	$(59,009,000)	$(205,905)	$(225,873)	$19,968

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	06/13/2025	67	$167,500	$8,375	$95,080	$(86,705)
3 Month SOFR	96.625	06/13/2025	54	135,000	3,713	93,046	(89,333)
3 Month SOFR	97.250	06/13/2025	126	315,000	3,937	155,988	(152,051)
3 Month SOFR	96.000	09/12/2025	34	85,000	25,925	33,229	(7,304)
3 Month SOFR	96.500	09/12/2025	100	250,000	32,500	135,620	(103,120)
3 Month SOFR	96.625	09/12/2025	51	127,500	13,388	94,864	(81,476)
3 Month SOFR	97.500	09/12/2025	145	362,500	12,687	163,461	(150,774)
3 Month SOFR	96.125	12/12/2025	55	137,500	59,125	62,003	(2,878)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
3 Month SOFR	$96.500	12/12/2025	89	$222,500	$60,075	$137,994	$(77,919)
3 Month SOFR	97.500	12/12/2025	134	335,000	27,638	161,111	(133,473)
3 Month SOFR	96.250	03/13/2026	51	127,500	65,662	63,868	1,794
3 Month SOFR	96.625	03/13/2026	62	155,000	53,475	92,369	(38,894)
3 Month SOFR	96.750	03/13/2026	32	80,000	24,200	52,074	(27,874)
3 Month SOFR	97.000	03/13/2026	43	107,500	24,994	21,359	3,635
3 Month SOFR	96.250	06/12/2026	46	115,000	71,013	65,404	5,609
3 Month SOFR	96.625	06/12/2026	59	147,500	64,163	93,062	(28,899)
3 Month SOFR	96.750	06/12/2026	33	82,500	31,763	51,227	(19,464)
3 Month SOFR	97.000	06/12/2026	36	90,000	27,000	23,921	3,079
3 Month SOFR	97.125	06/12/2026	41	102,500	27,163	21,093	6,070
3 Month SOFR	96.375	09/11/2026	46	115,000	71,013	66,232	4,781
3 Month SOFR	96.500	09/11/2026	84	210,000	116,025	92,565	23,460
3 Month SOFR	96.625	09/11/2026	56	140,000	68,600	93,230	(24,630)
3 Month SOFR	97.000	09/11/2026	51	127,500	43,988	39,625	4,363
3 Month SOFR	96.000	12/11/2026	73	182,500	160,600	147,056	13,544
3 Month SOFR	96.375	12/11/2026	44	110,000	72,325	68,302	4,023
3 Month SOFR	96.500	12/11/2026	81	202,500	119,475	98,371	21,104
3 Month SOFR	96.000	03/12/2027	71	177,500	160,637	149,239	11,398
3 Month SOFR	96.500	03/12/2027	80	200,000	123,000	105,157	17,843
3 Month SOFR	96.000	06/11/2027	63	157,500	145,293	135,573	9,720
3 Month SOFR	96.500	06/11/2027	79	197,500	125,906	108,780	17,126

TOTAL			1,986	$4,965,000	$1,843,658	$2,720,903	$(877,245)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments

March 31, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 93.1%
Equity(a) – 56.4%
2,125,421	Goldman Sachs Large Cap Growth Insights Fund — Class R6	$ 63,698,875
2,707,307	Goldman Sachs Large Cap Value Insights Fund — Class R6	62,620,006
2,999,235	Goldman Sachs International Equity Insights Fund — Class R6	45,618,355
2,747,805	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	24,318,075
452,380	Goldman Sachs Global Infrastructure Fund — Class R6	5,776,896
193,060	Goldman Sachs Small Cap Equity Insights Fund — Class R6	4,836,156
270,281	Goldman Sachs International Small Cap Insights Fund — Class R6	3,551,496

		210,419,859

Exchange Traded Funds – 36.7%
739,864	Goldman Sachs MarketBeta U.S. Equity ETF(a)	56,895,542
515,139	Goldman Sachs MarketBeta International Equity ETF(a)	29,973,723
414,347	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	18,697,657
143,701	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	15,818,606
177,953	Goldman Sachs ActiveBeta International Equity ETF(a)	6,344,024
39,950	iShares U.S. Real Estate ETF	3,825,212
74,804	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	2,481,997

Shares	Description	Value

Underlying Funds – (continued)
Exchange Traded Funds – (continued)
39,154	Financial Select Sector SPDR Fund	$ 1,950,261
6,536	iShares U.S. Technology ETF	917,916

		136,904,938

TOTAL UNDERLYING FUNDS – 93.1% (Cost $310,726,799)		$347,324,797

Shares	Dividend Rate	Value

Investment Company(a) – 1.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,550,118	4.259%	$ 6,550,118
(Cost $ 6,550,118)

TOTAL INVESTMENTS – 94.9% (Cost $ 317,276,917)		$353,874,915

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.1%		19,075,056

NET ASSETS – 100.0%		$372,949,971

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	DKK	40,000	USD	5,818	06/18/25	$10
	USD	975,982	AUD	1,540,000	06/18/25	13,086
	USD	1,474,786	CHF	1,290,000	06/18/25	2,986
	USD	4,475,465	EUR	4,120,000	06/18/25	739
	USD	265,454	GBP	205,000	06/18/25	665
	USD	266,771	HKD	2,070,000	06/18/25	270
	USD	77,374	ILS	280,000	06/18/25	1,931
	USD	3,711,862	JPY	542,000,000	06/18/25	66,315
	USD	14,301	NOK	150,000	06/18/25	43
	USD	28,743	NZD	50,000	06/18/25	300
	USD	30,142	SEK	300,000	06/18/25	157
	USD	203,488	SGD	270,000	06/18/25	1,701

TOTAL						$88,203

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	JPY	123,000,000	USD	841,950	06/18/25	$(14,640)
	USD	365,632	DKK	2,510,000	06/18/25	(33)
	USD	639,727	EUR	590,000	06/18/25	(1,072)
	USD	1,921,210	GBP	1,490,000	06/18/25	(3,355)
	USD	480,964	JPY	72,000,000	06/18/25	(3,315)
	USD	78,378	NOK	850,000	06/18/25	(2,413)
	USD	448,016	SEK	4,500,000	06/18/25	(1,760)

TOTAL						$(26,588)

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	32	06/20/25	$1,795,476	$(78,440)
MSCI EAFE Index	10	06/20/25	1,208,150	(39,871)
S&P 500 E-Mini Index	181	06/20/25	51,161,913	(392,477)
S&P Toronto Stock Exchange 60 Index	29	06/19/25	6,035,982	88,564

Total				$(422,224)

Short position contracts:
E-mini Consumer Staples Select Sector	(25)	06/20/25	(2,076,000)	(60,549)

TOTAL FUTURES CONTRACTS				$(482,773)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contract
Calls
SPX Index	JPMorgan Securities, Inc.	$6,527.075	12/31/2025	(319)	$(208,213,693)	$(12,764)	$(50,558)	$37,794

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$13.801	06/18/2025	416,000	$416,000	$44	$6,689	$(6,645)
Call CHF/Put NOK	MS & Co. Int. PLC	13.705	06/18/2025	400,000	400,000	59	5,734	(5,675)
Call CHF/Put NOK	MS & Co. Int. PLC	14.516	09/17/2025	955,000	955,000	575	18,562	(17,987)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	1,132,000	1,132,000	2,994	19,265	(16,271)
Call CHF/Put NOK	MS & Co. Int. PLC	13.881	03/18/2026	559,000	559,000	5,815	9,780	(3,965)
Call CHF/Put SEK	MS & Co. Int. PLC	13.432	06/18/2025	473,000	473,000	5	6,760	(6,755)

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call CHF/Put SEK	MS & Co. Int. PLC	$13.433	06/18/2025	440,000	$440,000	$4	$5,353	$(5,349)
Call CHF/Put SEK	MS & Co. Int. PLC	13.481	09/17/2025	1,120,000	1,120,000	600	18,202	(17,602)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	1,300,000	1,300,000	2,054	18,313	(16,259)
Call CHF/Put SEK	MS & Co. Int. PLC	12.805	03/18/2026	634,000	634,000	6,071	10,413	(4,342)
Call JPY/Put KRW	MS & Co. Int. PLC	10.465	06/18/2025	46,595,000	46,595,000	1,644	4,260	(2,616)
Call JPY/Put KRW	MS & Co. Int. PLC	10.177	06/18/2025	44,112,000	44,112,000	2,992	3,806	(814)
Call JPY/Put KRW	MS & Co. Int. PLC	10.702	09/17/2025	109,051,000	109,051,000	6,631	11,774	(5,143)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	124,238,000	124,238,000	11,960	12,210	(250)
Call JPY/Put KRW	MS & Co. Int. PLC	11.102	03/18/2026	59,627,000	59,627,000	5,719	5,300	419
Call USD/Put CAD	MS & Co. Int. PLC	1.452	06/18/2025	1,170,000	1,170,000	8,611	10,085	(1,474)
Call USD/Put CAD	MS & Co. Int. PLC	1.441	06/18/2025	1,093,000	1,093,000	10,766	8,142	2,624
Call USD/Put CAD	MS & Co. Int. PLC	1.420	09/17/2025	3,403,000	3,403,000	64,606	24,396	40,210
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	3,939,000	3,939,000	25,328	35,549	(10,221)
Call USD/Put CAD	MS & Co. Int. PLC	1.504	03/18/2026	1,808,000	1,808,000	14,021	14,873	(852)
Call USD/Put CLP	MS & Co. Int. PLC	1,162.170	06/18/2025	346,000	346,000	61	6,958	(6,897)
Call USD/Put CLP	MS & Co. Int. PLC	1,082.190	06/18/2025	332,000	332,000	448	6,368	(5,920)
Call USD/Put CLP	MS & Co. Int. PLC	1,077.560	09/17/2025	1,330,000	1,330,000	8,802	23,593	(14,791)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	1,420,000	1,420,000	9,054	23,345	(14,291)
Call USD/Put CLP	MS & Co. Int. PLC	1,066.790	03/18/2026	682,000	682,000	14,273	11,847	2,426
Call USD/Put KRW	MS & Co. Int. PLC	1,489.980	06/18/2025	369,000	369,000	3,762	4,483	(721)
Call USD/Put KRW	MS & Co. Int. PLC	1,474.260	06/18/2025	341,000	341,000	4,787	3,997	790
Call USD/Put KRW	MS & Co. Int. PLC	1,427.030	09/17/2025	968,000	968,000	34,584	11,277	23,307
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	886,000	886,000	7,634	12,138	(4,504)
Call USD/Put KRW	MS & Co. Int. PLC	1,559.160	03/18/2026	516,000	516,000	6,657	5,759	898
Call USD/Put MXN	MS & Co. Int. PLC	23.724	09/17/2025	602,000	602,000	4,526	11,160	(6,634)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	671,000	671,000	6,413	11,330	(4,917)
Call USD/Put MXN	MS & Co. Int. PLC	24.200	03/18/2026	335,000	335,000	6,038	5,555	483
Call USD/Put NOK	MS & Co. Int. PLC	12.269	06/18/2025	149,000	149,000	19	2,329	(2,310)
Call USD/Put NOK	MS & Co. Int. PLC	12.114	06/18/2025	143,000	143,000	31	1,998	(1,967)
Call USD/Put NOK	MS & Co. Int. PLC	11.994	09/17/2025	382,000	382,000	1,099	6,259	(5,160)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	402,000	402,000	1,188	6,311	(5,123)
Call USD/Put NOK	MS & Co. Int. PLC	11.867	03/18/2026	219,000	219,000	2,565	3,263	(698)
Call USD/Put SEK	MS & Co. Int. PLC	11.992	06/18/2025	478,000	478,000	21	7,160	(7,139)
Call USD/Put SEK	MS & Co. Int. PLC	11.919	06/18/2025	448,000	448,000	26	5,756	(5,730)
Call USD/Put SEK	MS & Co. Int. PLC	11.218	09/17/2025	1,266,000	1,266,000	4,372	18,398	(14,026)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	1,255,000	1,255,000	2,545	19,025	(16,480)
Call USD/Put SEK	MS & Co. Int. PLC	11.060	03/18/2026	652,000	652,000	7,340	10,150	(2,810)

				416,657,000	$416,657,000	$296,744	$467,925	$(171,181)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	85.260	06/18/2025	1,042,000	1,042,000	2,310	12,139	(9,829)
Put AUD/Call JPY	MS & Co. Int. PLC	88.108	06/18/2025	941,000	941,000	4,201	9,798	(5,597)
Put AUD/Call JPY	MS & Co. Int. PLC	82.360	09/17/2025	2,362,000	2,362,000	9,277	28,027	(18,750)
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	3,377,000	3,377,000	29,143	38,269	(9,126)
Put AUD/Call JPY	MS & Co. Int. PLC	82.400	03/18/2026	1,646,000	1,646,000	17,467	16,966	501
Put AUD/Call USD	MS & Co. Int. PLC	0.598	06/18/2025	496,000	496,000	1,364	4,583	(3,219)
Put AUD/Call USD	MS & Co. Int. PLC	0.607	06/18/2025	453,000	453,000	2,014	3,995	(1,981)
Put AUD/Call USD	MS & Co. Int. PLC	0.620	09/17/2025	1,255,000	1,255,000	16,364	11,724	4,640
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	1,349,000	1,349,000	7,532	11,927	(4,395)
Put AUD/Call USD	MS & Co. Int. PLC	0.585	03/18/2026	698,000	698,000	6,473	5,758	715
Put CAD/Call JPY	MS & Co. Int. PLC	96.390	06/18/2025	638,000	638,000	1,795	7,146	(5,351)
Put CAD/Call JPY	MS & Co. Int. PLC	99.300	06/18/2025	602,000	602,000	3,317	6,100	(2,783)
Put CAD/Call JPY	MS & Co. Int. PLC	91.640	09/17/2025	1,518,000	1,518,000	5,176	17,701	(12,525)

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put CAD/Call JPY	MS & Co. Int. PLC	$95.080	12/17/2025	1,724,000	$1,724,000	$16,549	$19,540	$(2,991)
Put CAD/Call JPY	MS & Co. Int. PLC	92.800	03/18/2026	817,000	817,000	8,325	8,670	(345)
Put NZD/Call JPY	MS & Co. Int. PLC	77.490	06/18/2025	915,000	915,000	1,760	9,663	(7,903)
Put NZD/Call JPY	MS & Co. Int. PLC	79.724	06/18/2025	838,000	838,000	2,989	8,077	(5,088)
Put NZD/Call JPY	MS & Co. Int. PLC	75.450	09/17/2025	2,079,000	2,079,000	7,770	23,234	(15,464)
Put NZD/Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	1,877,000	1,877,000	15,099	19,227	(4,128)
Put NZD/Call JPY	MS & Co. Int. PLC	75.830	03/18/2026	871,000	871,000	8,879	8,129	750
Put NZD/Call USD	MS & Co. Int. PLC	0.543	06/18/2025	544,000	544,000	1,321	4,769	(3,448)
Put NZD/Call USD	MS & Co. Int. PLC	0.549	06/18/2025	499,000	499,000	1,733	4,032	(2,299)
Put NZD/Call USD	MS & Co. Int. PLC	0.567	09/17/2025	1,344,000	1,344,000	17,525	11,567	5,958
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	743,000	743,000	3,878	5,971	(2,093)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	03/18/2026	382,000	382,000	3,539	2,902	637

				29,010,000	$29,010,000	$195,800	$299,914	$(104,114)

Total purchased option contracts				445,667,000	$445,667,000	$492,544	$767,839	$(275,295)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,895.000	04/02/2025	(6)	$(3,537,000)	$(60)	$(3,668)	$3,608
S&P 500 Index	6,075.000	04/02/2025	(5)	(3,037,500)	(25)	(8,901)	8,876
S&P 500 Index	5,840.000	04/04/2025	(6)	(3,504,000)	(825)	(4,830)	4,005
S&P 500 Index	5,750.000	04/07/2025	(7)	(4,025,000)	(9,135)	(3,484)	(5,651)
S&P 500 Index	5,910.000	04/09/2025	(5)	(2,955,000)	(550)	(10,161)	9,611
S&P 500 Index	5,900.000	04/16/2025	(5)	(2,950,000)	(2,275)	(10,219)	7,944
S&P 500 Index	6,000.000	04/23/2025	(5)	(3,000,000)	(1,050)	(6,766)	5,716

			(39)	$(23,008,500)	$(13,920)	$(48,029)	$34,109

Puts
S&P 500 Index	5,400.000	04/02/2025	(10)	(5,400,000)	(3,850)	(35,072)	31,222
S&P 500 Index	5,620.000	04/02/2025	(13)	(7,306,000)	(67,730)	(19,925)	(47,805)
S&P 500 Index	5,505.000	04/04/2025	(13)	(7,156,500)	(38,610)	(22,705)	(15,905)
S&P 500 Index	5,370.000	04/07/2025	(13)	(6,981,000)	(15,275)	(40,872)	25,597
S&P 500 Index	5,150.000	04/09/2025	(10)	(5,150,000)	(4,650)	(33,037)	28,387
S&P 500 Index	5,250.000	04/16/2025	(10)	(5,250,000)	(16,400)	(26,658)	10,258
S&P 500 Index	5,500.000	04/23/2025	(10)	(5,500,000)	(66,000)	(27,871)	(38,129)

			(79)	$(42,743,500)	$(212,515)	$(206,140)	$(6,375)

Total written option contracts			(118)	$(65,752,000)	$(226,435)	$(254,169)	$27,734

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	06/13/2025	112	$280,000	$14,000	$201,222	$(187,222)
3 Month SOFR	96.625	06/13/2025	25	62,500	1,719	43,077	(41,358)
3 Month SOFR	97.250	06/13/2025	66	165,000	2,062	81,708	(79,646)
3 Month SOFR	96.000	09/12/2025	31	77,500	23,638	30,297	(6,659)
3 Month SOFR	96.500	09/12/2025	139	347,500	45,175	232,460	(187,285)
3 Month SOFR	96.625	09/12/2025	24	60,000	6,300	44,642	(38,342)
3 Month SOFR	97.500	09/12/2025	76	190,000	6,650	85,676	(79,026)
3 Month SOFR	96.125	12/12/2025	49	122,500	52,675	55,239	(2,564)
3 Month SOFR	96.500	12/12/2025	128	320,000	86,400	235,709	(149,309)
3 Month SOFR	97.500	12/12/2025	70	175,000	14,437	84,162	(69,725)
3 Month SOFR	96.250	03/13/2026	46	115,000	59,225	57,607	1,618
3 Month SOFR	96.625	03/13/2026	38	95,000	32,775	56,613	(23,838)
3 Month SOFR	96.750	03/13/2026	107	267,500	80,919	189,398	(108,479)
3 Month SOFR	97.000	03/13/2026	81	202,500	47,081	35,193	11,888
3 Month SOFR	96.250	06/12/2026	42	105,000	64,837	59,716	5,121
3 Month SOFR	96.625	06/12/2026	36	90,000	39,150	56,784	(17,634)
3 Month SOFR	96.750	06/12/2026	111	277,500	106,837	200,195	(93,358)
3 Month SOFR	97.000	06/12/2026	30	75,000	22,500	19,934	2,566
3 Month SOFR	97.125	06/12/2026	77	192,500	51,013	36,238	14,775
3 Month SOFR	96.375	09/11/2026	42	105,000	64,837	60,472	4,365
3 Month SOFR	96.500	09/11/2026	158	395,000	218,238	153,410	64,828
3 Month SOFR	96.625	09/11/2026	34	85,000	41,650	56,604	(14,954)
3 Month SOFR	97.000	09/11/2026	42	105,000	36,225	32,632	3,593
3 Month SOFR	96.000	12/11/2026	60	150,000	132,000	120,868	11,132
3 Month SOFR	96.375	12/11/2026	39	97,500	64,106	60,540	3,566
3 Month SOFR	96.500	12/11/2026	153	382,500	225,675	162,450	63,225
3 Month SOFR	96.000	03/12/2027	58	145,000	131,225	121,914	9,311
3 Month SOFR	96.500	03/12/2027	151	377,500	232,163	174,283	57,880
3 Month SOFR	96.000	06/11/2027	52	130,000	119,925	111,902	8,023
3 Month SOFR	96.500	06/11/2027	149	372,500	237,469	181,242	56,227

TOTAL			2,226	$5,565,000	$2,260,906	$3,042,187	$(781,281)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—	Exchange Traded Fund
SPDR	—	Standard and Poor’s Depository Receipt

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate
SPX	— S&P 500 Index

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 95.3%
Dynamic(a) – 1.4%
1,474,357	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 12,885,877

Equity(a) – 33.0%
3,891,041	Goldman Sachs Large Cap Value Insights Fund — Class R6	89,999,776
2,889,024	Goldman Sachs Large Cap Growth Insights Fund — Class R6	86,584,045
5,104,136	Goldman Sachs International Equity Insights Fund — Class R6	77,633,919
3,456,294	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	30,588,200
733,200	Goldman Sachs Global Infrastructure Fund — Class R6	9,362,961
350,545	Goldman Sachs Small Cap Equity Insights Fund — Class R6	8,781,150
499,957	Goldman Sachs International Small Cap Insights Fund — Class R6	6,569,444
26,185	Goldman Sachs Energy Infrastructure Fund — Class R6	376,539

		309,896,034

Exchange Traded Funds – 34.1%
1,375,538	Goldman Sachs MarketBeta U.S. Equity ETF(a)	105,778,872
1,616,410	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	73,967,891
1,065,816	Goldman Sachs MarketBeta International Equity ETF(a)	62,015,250
223,124	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	24,561,490
542,727	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	24,490,882
395,959	Goldman Sachs ActiveBeta International Equity ETF(a)	14,115,938
69,277	iShares U.S. Real Estate ETF	6,633,273
130,954	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	4,345,054
16,184	iShares U.S. Technology ETF	2,272,881
11,823	Health Care Select Sector SPDR Fund	1,726,276
3,887	iShares MSCI Mexico ETF	198,082

		320,105,889

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – 26.8%
15,712,957	Goldman Sachs Global Core Fixed Income Fund — Class R6	$177,556,410
3,015,798	Goldman Sachs Inflation Protected Securities Fund — Class R6	29,192,923
2,686,715	Goldman Sachs Emerging Markets Debt Fund — Class R6	25,819,335
1,105,624	Goldman Sachs High Yield Floating Rate Fund — Class R6	9,596,817
1,625,265	Goldman Sachs High Yield Fund — Class R6	9,068,980

		251,234,465

TOTAL UNDERLYING FUNDS – 95.3% (Cost $840,503,603)		$894,122,265

Shares	Dividend Rate	Value

Investment Company(a) – 1.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,972,997	4.259%	$ 10,972,997
(Cost $10,972,997)

TOTAL INVESTMENTS – 96.5% (Cost $ 851,476,600)		$905,095,262

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%		32,927,710

NET ASSETS – 100.0%		$938,022,972

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	DKK	2,130,000	USD	309,782	06/18/25	$523
	EUR	700,000	USD	759,008	06/18/25	1,262
	INR	317,000,000	USD	3,635,738	06/18/25	51,681
	JPY	29,000,000	USD	193,742	06/18/25	1,315
	USD	4,520,969	AUD	7,130,000	06/18/25	62,885
	USD	6,515,224	CHF	5,700,000	06/18/25	11,925
	USD	22,572,857	EUR	20,780,000	06/18/25	3,726
	USD	1,156,119	HKD	8,970,000	06/18/25	1,284
	USD	321,542	ILS	1,160,000	06/18/25	8,990
	USD	16,542,102	JPY	2,416,000,000	06/18/25	291,852
	USD	14,301	NOK	150,000	06/18/25	43
	USD	120,724	NZD	210,000	06/18/25	1,263
	USD	875,108	SGD	1,160,000	06/18/25	8,169

TOTAL						$444,918

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	580,000	USD	365,712	06/18/25	$(3,063)
	CHF	190,000	USD	217,521	06/18/25	(744)
	GBP	245,000	USD	317,255	06/18/25	(799)
	HKD	150,000	USD	19,328	06/18/25	(16)
	JPY	292,000,000	USD	1,998,776	06/18/25	(34,756)
	SEK	2,025,000	USD	203,493	06/18/25	(1,094)
	SGD	20,000	USD	14,991	06/18/25	(43)
	USD	1,841,270	DKK	12,640,000	06/18/25	(168)
	USD	9,625,393	GBP	7,465,000	06/18/25	(16,811)
	USD	3,601,771	INR	316,999,999	06/18/25	(85,649)
	USD	724,028	MXN	15,000,000	06/18/25	(1,305)
	USD	382,668	NOK	4,150,000	06/18/25	(11,783)
	USD	2,240,082	SEK	22,500,000	06/18/25	(8,798)

TOTAL						$(165,029)

FUTURES CONTRACTS — At March 31, 2025, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	130	06/26/25	$15,397,265	$(126,165)
E-mini Financial Select Sector	31	06/20/25	4,800,815	130,295
Euro Stoxx 50 Index	81	06/20/25	4,544,800	(198,982)
FTSE/JSE Top 40 Index	9	06/19/25	403,441	3,056
IFSC NIFTY 50 Index	16	04/24/25	747,792	(17,988)
MSCI EAFE Index	20	06/20/25	2,416,300	(84,641)
S&P 500 E-Mini Index	200	06/20/25	56,532,500	(454,117)

Total				$(748,542)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
5 Year German Euro-Bund	(41)	06/06/25	$(5,711,457)	$(47,761)
E-mini Consumer Staples Select Sector	(61)	06/20/25	(5,065,440)	(147,739)

Total				$(195,500)

TOTAL FUTURES CONTRACTS				$(944,042)

SWAP CONTRACTS — At March 31, 2025, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M GBP	4.403%	09/12/33	GBP	490	$11,827	$(1)	$11,828
12M GBP	4.030	11/14/34		1,680	(27,251)	(1,681)	(25,570)
12M GBP	4.094	01/07/35		930	(8,273)	—	(8,273)

TOTAL					$(23,697)	$(1,682)	$(22,015)

(a)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 43	(5.000)%	3.628%	12/20/29	$4,760	$(262,250)	$(305,547)	$43,297

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

SXDR Index	12MEURO+0.23%	JPMorgan Securities, Inc.	07/02/25	EUR 1,372	$(70,242)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
(a)	Payments made quarterly.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
7M IRS	MS & Co. Int. PLC	3.700%	05/21/2025	1,590,000	$1,590,000	$3,096	$40,665	$(37,569)

Total purchased option contracts				1,590,000	$1,590,000	$3,096	$40,665	$(37,569)

Written option contracts
Calls
7M IRS	MS & Co. Int. PLC	3.200	05/21/2025	(1,590,000)	(1,590,000)	(356)	(15,103)	14,747

Puts
6M IRS	Barclays Bank PLC	4.400	05/21/2025	(2,450,000)	(2,450,000)	(14,682)	(21,033)	6,351

Total written option contracts				(4,040,000)	$(4,040,000)	$(15,038)	$(36,136)	$21,098

TOTAL				(2,450,000)	$(2,450,000)	$(11,942)	$4,529	$(16,471)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
SPXA Index	JPMorgan Securities, Inc.	$6,527.075	12/31/2025	(799)	$(521,513,293)	$(31,970)	$(126,633)	$94,663

Puts
SPXA Index	MS & Co. Int. PLC	5,326.965	07/18/2025	(381)	(202,957,367)	(43,057)	(55,760)	12,703
MID Index	MS & Co. Int. PLC	2,725.883	07/18/2025	(483)	(131,660,149)	(25,668)	(34,785)	9,117
Topix Index	MS & Co. Int. PLC	2,477.128	12/19/2025	(118,645)	(29,389,885,156)	(85,756)	(78,732)	(7,024)

				(119,509)	$(29,724,502,672)	$(154,481)	$(169,277)	$14,796

Total written option contracts				(120,308)	$(30,246,015,965)	$(186,451)	$(295,910)	$109,459

TOTAL				(120,308)	$(30,246,015,965)	$(186,451)	$(295,910)	$109,459

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$13.724	06/18/2025	1,061,000	$1,061,000	$146	$11,514	$(11,368)
Call CHF/Put NOK	MS & Co. Int. PLC	13.724	06/18/2025	1,171,000	1,171,000	161	13,480	(13,319)
Call CHF/Put NOK	MS & Co. Int. PLC	14.116	09/17/2025	888,000	888,000	1,089	11,845	(10,756)
Call CHF/Put NOK	MS & Co. Int. PLC	14.143	09/17/2025	956,000	956,000	1,117	13,348	(12,231)
Call CHF/Put NOK	MS & Co. Int. PLC	14.480	12/17/2025	779,000	779,000	2,204	11,888	(9,684)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	826,000	826,000	2,185	14,057	(11,872)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call CHF/Put NOK	MS & Co. Int. PLC	$14.810	03/18/2026	710,000	$710,000	$3,142	$11,958	$(8,816)
Call CHF/Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	748,000	748,000	3,077	14,724	(11,647)
Call CHF/Put SEK	MS & Co. Int. PLC	13.317	06/18/2025	1,249,000	1,249,000	23	10,730	(10,707)
Call CHF/Put SEK	MS & Co. Int. PLC	13.139	06/18/2025	1,357,000	1,357,000	55	12,234	(12,179)
Call CHF/Put SEK	MS & Co. Int. PLC	13.588	09/17/2025	1,037,000	1,037,000	437	11,136	(10,699)
Call CHF/Put SEK	MS & Co. Int. PLC	13.430	09/17/2025	1,104,000	1,104,000	661	12,948	(12,287)
Call CHF/Put SEK	MS & Co. Int. PLC	13.848	12/17/2025	902,000	902,000	1,160	12,235	(11,075)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	949,000	949,000	1,500	13,369	(11,869)
Call CHF/Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	819,000	819,000	1,882	13,517	(11,635)
Call CHF/Put SEK	MS & Co. Int. PLC	13.954	03/18/2026	856,000	856,000	2,259	13,237	(10,978)
Call JPY/Put KRW	MS & Co. Int. PLC	9.902	06/18/2025	120,213,000	120,213,000	15,268	8,518	6,750
Call JPY/Put KRW	MS & Co. Int. PLC	10.262	06/18/2025	124,065,000	124,065,000	6,928	8,904	(1,976)
Call JPY/Put KRW	MS & Co. Int. PLC	10.130	09/17/2025	102,497,000	102,497,000	14,553	8,455	6,098
Call JPY/Put KRW	MS & Co. Int. PLC	10.514	09/17/2025	103,528,000	103,528,000	8,254	8,969	(715)
Call JPY/Put KRW	MS & Co. Int. PLC	10.345	12/17/2025	90,652,000	90,652,000	13,867	8,382	5,485
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	90,652,000	90,652,000	8,727	8,909	(182)
Call JPY/Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	82,317,000	82,317,000	13,260	8,379	4,881
Call JPY/Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	81,755,000	81,755,000	8,875	9,779	(904)
Call USD/Put CAD	MS & Co. Int. PLC	1.448	06/18/2025	3,868,000	3,868,000	31,226	22,988	8,238
Call USD/Put CAD	MS & Co. Int. PLC	1.484	06/18/2025	3,887,000	3,887,000	12,065	25,452	(13,387)
Call USD/Put CAD	MS & Co. Int. PLC	1.458	09/17/2025	3,249,000	3,249,000	31,106	22,811	8,295
Call USD/Put CAD	MS & Co. Int. PLC	1.493	09/17/2025	3,260,000	3,260,000	16,424	25,849	(9,425)
Call USD/Put CAD	MS & Co. Int. PLC	1.467	12/17/2025	2,835,000	2,835,000	29,708	22,431	7,277
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	2,874,000	2,874,000	18,480	25,938	(7,458)
Call USD/Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	2,586,000	2,586,000	28,818	22,527	6,291
Call USD/Put CAD	MS & Co. Int. PLC	1.508	03/18/2026	2,596,000	2,596,000	18,993	25,711	(6,718)
Call USD/Put CLP	MS & Co. Int. PLC	1,085.340	06/18/2025	1,263,000	1,263,000	1,581	16,278	(14,697)
Call USD/Put CLP	MS & Co. Int. PLC	1,088.505	06/18/2025	1,439,000	1,439,000	1,671	14,774	(13,103)
Call USD/Put CLP	MS & Co. Int. PLC	1,113.400	09/17/2025	1,079,000	1,079,000	4,385	16,398	(12,013)
Call USD/Put CLP	MS & Co. Int. PLC	1,119.888	09/17/2025	1,182,000	1,182,000	4,398	14,965	(10,567)
Call USD/Put CLP	MS & Co. Int. PLC	1,140.380	12/17/2025	962,000	962,000	6,621	17,033	(10,412)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	1,036,000	1,036,000	6,606	17,032	(10,426)
Call USD/Put CLP	MS & Co. Int. PLC	1,166.190	03/18/2026	881,000	881,000	8,244	16,876	(8,632)
Call USD/Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	944,000	944,000	8,359	17,226	(8,867)
Call USD/Put KRW	MS & Co. Int. PLC	1,479.310	06/18/2025	921,000	921,000	11,680	8,446	3,234
Call USD/Put KRW	MS & Co. Int. PLC	1,531.150	06/18/2025	893,000	893,000	3,809	8,573	(4,764)
Call USD/Put KRW	MS & Co. Int. PLC	1,496.880	09/17/2025	780,000	780,000	11,362	8,455	2,907
Call USD/Put KRW	MS & Co. Int. PLC	1,553.840	09/17/2025	738,000	738,000	5,020	8,635	(3,615)
Call USD/Put KRW	MS & Co. Int. PLC	1,512.770	12/17/2025	688,000	688,000	10,955	8,689	2,266
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	646,000	646,000	5,566	8,850	(3,284)
Call USD/Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	627,000	627,000	10,658	8,765	1,893
Call USD/Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	586,000	586,000	5,885	8,673	(2,788)
Call USD/Put MXN	MS & Co. Int. PLC	23.558	06/18/2025	567,000	567,000	1,376	7,580	(6,204)
Call USD/Put MXN	MS & Co. Int. PLC	22.875	06/18/2025	681,000	681,000	2,745	7,927	(5,182)
Call USD/Put MXN	MS & Co. Int. PLC	24.511	09/17/2025	486,000	486,000	2,453	7,775	(5,322)
Call USD/Put MXN	MS & Co. Int. PLC	23.824	09/17/2025	560,000	560,000	3,998	8,021	(4,023)
Call USD/Put MXN	MS & Co. Int. PLC	25.433	12/17/2025	434,000	434,000	3,145	7,818	(4,673)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	490,000	490,000	4,683	8,273	(3,590)
Call USD/Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	398,000	398,000	3,559	7,874	(4,315)
Call USD/Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	448,000	448,000	5,134	8,413	(3,279)
Call USD/Put NOK	MS & Co. Int. PLC	12.025	06/18/2025	384,000	384,000	113	4,262	(4,149)
Call USD/Put NOK	MS & Co. Int. PLC	12.175	06/18/2025	416,000	416,000	74	4,701	(4,627)
Call USD/Put NOK	MS & Co. Int. PLC	12.289	09/17/2025	321,000	321,000	574	4,237	(3,663)
Call USD/Put NOK	MS & Co. Int. PLC	12.469	09/17/2025	338,000	338,000	449	4,630	(4,181)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put NOK	MS & Co. Int. PLC	$12.519	12/17/2025	284,000	$284,000	$1,061	$4,288	$(3,227)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	293,000	293,000	866	4,600	(3,734)
Call USD/Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	261,000	261,000	1,453	4,307	(2,854)
Call USD/Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	265,000	265,000	1,175	4,505	(3,330)
Call USD/Put SEK	MS & Co. Int. PLC	11.739	06/18/2025	1,156,000	1,156,000	131	12,022	(11,891)
Call USD/Put SEK	MS & Co. Int. PLC	11.735	06/18/2025	1,230,000	1,230,000	141	12,580	(12,439)
Call USD/Put SEK	MS & Co. Int. PLC	11.925	09/17/2025	970,000	970,000	933	12,125	(11,192)
Call USD/Put SEK	MS & Co. Int. PLC	11.944	09/17/2025	1,009,000	1,009,000	935	12,903	(11,968)
Call USD/Put SEK	MS & Co. Int. PLC	12.086	12/17/2025	855,000	855,000	1,846	12,141	(10,295)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	874,000	874,000	1,772	13,249	(11,477)
Call USD/Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	789,000	789,000	2,701	12,308	(9,607)
Call USD/Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	797,000	797,000	2,520	13,064	(10,544)

				865,217,000	$865,217,000	$448,287	$865,493	$(417,206)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	90.700	06/18/2025	3,066,000	3,066,000	25,434	25,278	156
Put AUD/Call JPY	MS & Co. Int. PLC	87.840	06/18/2025	3,487,000	3,487,000	14,570	29,094	(14,524)
Put AUD/Call JPY	MS & Co. Int. PLC	88.420	09/17/2025	2,568,000	2,568,000	27,784	25,146	2,638
Put AUD/Call JPY	MS & Co. Int. PLC	85.610	09/17/2025	2,857,000	2,857,000	19,412	27,751	(8,339)
Put AUD/Call JPY	MS & Co. Int. PLC	86.440	12/17/2025	2,252,000	2,252,000	28,117	25,068	3,049
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	2,464,000	2,464,000	21,264	27,923	(6,659)
Put AUD/Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	2,057,000	2,057,000	28,510	25,265	3,245
Put AUD/Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	2,222,000	2,222,000	22,506	27,671	(5,165)
Put AUD/Call USD	MS & Co. Int. PLC	0.610	06/18/2025	1,278,000	1,278,000	6,679	8,401	(1,722)
Put AUD/Call USD	MS & Co. Int. PLC	0.593	06/18/2025	1,430,000	1,430,000	3,018	8,993	(5,975)
Put AUD/Call USD	MS & Co. Int. PLC	0.601	09/17/2025	1,055,000	1,055,000	7,693	8,389	(696)
Put AUD/Call USD	MS & Co. Int. PLC	0.584	09/17/2025	1,151,000	1,151,000	4,631	8,815	(4,184)
Put AUD/Call USD	MS & Co. Int. PLC	0.594	12/17/2025	914,000	914,000	8,020	8,451	(431)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	984,000	984,000	5,494	8,700	(3,206)
Put AUD/Call USD	MS & Co. Int. PLC	0.588	03/18/2026	830,000	830,000	8,364	8,440	(76)
Put AUD/Call USD	MS & Co. Int. PLC	0.571	03/18/2026	878,000	878,000	5,987	8,583	(2,596)
Put CAD/Call JPY	MS & Co. Int. PLC	101.500	06/18/2025	1,583,000	1,583,000	14,259	13,851	408
Put CAD/Call JPY	MS & Co. Int. PLC	98.820	06/18/2025	1,756,000	1,756,000	8,666	14,520	(5,854)
Put CAD/Call JPY	MS & Co. Int. PLC	99.440	09/17/2025	1,327,000	1,327,000	15,380	13,758	1,622
Put CAD/Call JPY	MS & Co. Int. PLC	96.820	09/17/2025	1,451,000	1,451,000	11,158	14,518	(3,360)
Put CAD/Call JPY	MS & Co. Int. PLC	97.660	12/17/2025	1,165,000	1,165,000	15,523	13,539	1,984
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	1,258,000	1,258,000	12,076	14,258	(2,182)
Put CAD/Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	1,068,000	1,068,000	15,731	14,136	1,595
Put CAD/Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	1,126,000	1,126,000	12,396	14,238	(1,842)
Put NZD/Call JPY	MS & Co. Int. PLC	82.280	06/18/2025	1,607,000	1,607,000	11,399	11,637	(238)
Put NZD/Call JPY	MS & Co. Int. PLC	80.090	06/18/2025	1,825,000	1,825,000	7,203	13,633	(6,430)
Put NZD/Call JPY	MS & Co. Int. PLC	80.390	09/17/2025	1,360,000	1,360,000	12,789	12,013	776
Put NZD/Call JPY	MS & Co. Int. PLC	78.240	09/17/2025	1,512,000	1,512,000	9,560	13,606	(4,046)
Put NZD/Call JPY	MS & Co. Int. PLC	78.700	12/17/2025	1,196,000	1,196,000	13,092	11,948	1,144
Put NZD/Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	1,315,000	1,315,000	10,578	13,470	(2,892)
Put NZD/Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	1,087,000	1,087,000	13,133	11,823	1,310
Put NZD/Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	1,177,000	1,177,000	10,963	12,790	(1,827)
Put NZD/Call USD	MS & Co. Int. PLC	0.553	06/18/2025	696,000	696,000	2,983	4,161	(1,178)
Put NZD/Call USD	MS & Co. Int. PLC	0.540	06/18/2025	786,000	786,000	1,555	4,493	(2,938)
Put NZD/Call USD	MS & Co. Int. PLC	0.546	09/17/2025	575,000	575,000	3,574	4,201	(627)
Put NZD/Call USD	MS & Co. Int. PLC	0.533	09/17/2025	633,000	633,000	2,364	4,406	(2,042)
Put NZD/Call USD	MS & Co. Int. PLC	0.540	12/17/2025	497,000	497,000	3,791	4,189	(398)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	542,000	542,000	2,829	4,356	(1,527)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	MS & Co. Int. PLC	$0.535	03/18/2026	450,000	$450,000	$3,936	$4,165	$(229)
Put NZD/Call USD	MS & Co. Int. PLC	0.522	03/18/2026	483,000	483,000	3,065	4,292	(1,227)

				55,968,000	$55,968,000	$455,486	$529,969	$(74,483)

Total purchased option contracts				921,185,000	$921,185,000	$903,773	$1,395,462	$(491,689)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,895.000	04/02/2025	(9)	$(5,305,500)	$(90)	$(5,502)	$5,412
S&P 500 Index	6,075.000	04/02/2025	(7)	(4,252,500)	(35)	(12,460)	12,425
S&P 500 Index	5,840.000	04/04/2025	(10)	(5,840,000)	(1,375)	(8,050)	6,675
S&P 500 Index	5,750.000	04/07/2025	(10)	(5,750,000)	(13,050)	(4,977)	(8,073)
S&P 500 Index	5,910.000	04/09/2025	(7)	(4,137,000)	(770)	(14,225)	13,455
S&P 500 Index	5,900.000	04/16/2025	(7)	(4,130,000)	(3,185)	(14,307)	11,122
S&P 500 Index	6,000.000	04/23/2025	(7)	(4,200,000)	(1,470)	(9,473)	8,003

			(57)	$(33,615,000)	$(19,975)	$(68,994)	$49,019

Puts
S&P 500 Index	5,400.000	04/02/2025	(14)	(7,560,000)	(5,390)	(46,142)	40,752
S&P 500 Index	5,620.000	04/02/2025	(19)	(10,678,000)	(98,990)	(29,121)	(69,869)
S&P 500 Index	5,505.000	04/04/2025	(19)	(10,459,500)	(56,430)	(33,185)	(23,245)
S&P 500 Index	5,370.000	04/07/2025	(19)	(10,203,000)	(22,325)	(59,736)	37,411
S&P 500 Index	5,150.000	04/09/2025	(15)	(7,725,000)	(6,975)	(49,556)	42,581
S&P 500 Index	5,250.000	04/16/2025	(14)	(7,350,000)	(22,960)	(37,321)	14,361
S&P 500 Index	5,500.000	04/23/2025	(14)	(7,700,000)	(92,400)	(39,020)	(53,380)

			(114)	$(61,675,500)	$(305,470)	$(294,081)	$(11,389)

Total written option contracts			(171)	$(95,290,500)	$(325,445)	$(363,075)	$37,630

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	06/13/2025	90	$225,000	$11,250	$124,334	$(113,084)
3 Month SOFR	96.625	06/13/2025	94	235,000	6,463	161,969	(155,506)
3 Month SOFR	97.250	06/13/2025	231	577,500	7,219	285,979	(278,760)
3 Month SOFR	96.000	09/12/2025	74	185,000	56,425	72,322	(15,897)
3 Month SOFR	96.500	09/12/2025	138	345,000	44,850	183,733	(138,883)
3 Month SOFR	96.625	09/12/2025	88	220,000	23,100	163,686	(140,586)
3 Month SOFR	97.375	09/12/2025	126	315,000	12,600	27,022	(14,422)
3 Month SOFR	97.500	09/12/2025	265	662,500	23,188	298,740	(275,552)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
3 Month SOFR	$96.125	12/12/2025	119	$ 297,500	$127,925	$134,151	$(6,226)
3 Month SOFR	96.500	12/12/2025	123	307,500	83,025	188,398	(105,373)
3 Month SOFR	97.500	12/12/2025	382	955,000	78,788	330,799	(252,011)
3 Month SOFR	96.250	03/13/2026	112	280,000	144,200	140,260	3,940
3 Month SOFR	96.625	03/13/2026	92	230,000	79,350	137,063	(57,713)
3 Month SOFR	96.750	03/13/2026	37	92,500	27,981	60,211	(32,230)
3 Month SOFR	97.000	03/13/2026	77	192,500	44,756	38,247	6,509
3 Month SOFR	97.500	03/13/2026	140	350,000	48,125	45,774	2,351
3 Month SOFR	96.250	06/12/2026	101	252,500	155,919	143,604	12,315
3 Month SOFR	96.500	06/12/2026	158	395,000	193,550	164,235	29,315
3 Month SOFR	96.625	06/12/2026	87	217,500	94,613	137,227	(42,614)
3 Month SOFR	96.750	06/12/2026	38	95,000	36,575	58,988	(22,413)
3 Month SOFR	97.000	06/12/2026	88	220,000	66,000	58,472	7,528
3 Month SOFR	97.125	06/12/2026	74	185,000	49,025	38,070	10,955
3 Month SOFR	96.375	09/11/2026	101	252,500	155,919	145,422	10,497
3 Month SOFR	96.500	09/11/2026	311	777,500	429,569	348,710	80,859
3 Month SOFR	96.625	09/11/2026	83	207,500	101,675	138,180	(36,505)
3 Month SOFR	97.000	09/11/2026	123	307,500	106,088	95,566	10,522
3 Month SOFR	96.000	12/11/2026	177	442,500	389,400	356,559	32,841
3 Month SOFR	96.375	12/11/2026	96	240,000	157,800	149,023	8,777
3 Month SOFR	96.500	12/11/2026	312	780,000	460,200	378,912	81,288
3 Month SOFR	96.000	03/12/2027	172	430,000	389,150	361,537	27,613
3 Month SOFR	96.500	03/12/2027	315	787,500	484,313	411,905	72,408
3 Month SOFR	96.000	06/11/2027	153	382,500	352,856	329,250	23,606
3 Month SOFR	96.500	06/11/2027	142	355,000	226,313	195,528	30,785

TOTAL			4,719	$11,797,500	$4,668,210	$5,903,876	$(1,235,666)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
EURO	— Euro Offered Rate
MSCI	— Morgan Stanley Capital International
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 95.2%
Dynamic(a) – 1.4%
1,520,310	Goldman Sachs Managed Futures
	Strategy Fund — Class R6	$ 13,287,511

Equity(a) – 43.0%
5,256,526	Goldman Sachs Large Cap Value
	Insights Fund — Class R6	121,583,446
3,939,085	Goldman Sachs Large Cap Growth
	Insights Fund — Class R6	118,054,380
6,792,490	Goldman Sachs International Equity
	Insights Fund — Class R6	103,313,772
4,582,727	Goldman Sachs Emerging Markets
	Equity Insights Fund — Class R6	40,557,132
467,205	Goldman Sachs Small Cap Equity
	Insights Fund — Class R6	11,703,492
811,092	Goldman Sachs Global Infrastructure
	Fund — Class R6	10,357,648
695,170	Goldman Sachs International Small
	Cap Insights Fund — Class R6	9,134,537
22,600	Goldman Sachs Energy Infrastructure
	Fund — Class R6	324,983

		415,029,390

Exchange Traded Funds – 45.1%
2,069,416	Goldman Sachs MarketBeta
	U.S. Equity ETF(a)	159,138,090
1,497,898	Goldman Sachs MarketBeta
	International Equity ETF(a)	87,156,244
1,792,119	Goldman Sachs Access Investment
	Grade Corporate Bond ETF(a)	82,008,441
328,882	Goldman Sachs ActiveBeta U.S. Large
	Cap Equity ETF(a)	36,203,330
743,653	Goldman Sachs MarketBeta Emerging
	Markets Equity ETF(a)	33,557,788
557,846	Goldman Sachs ActiveBeta
	International Equity ETF(a)	19,887,210
71,748	iShares U.S. Real Estate ETF	6,869,871
197,259	Goldman Sachs ActiveBeta Emerging
	Markets Equity ETF(a)	6,545,054
16,996	iShares U.S. Technology ETF	2,386,918

Shares	Description	Value

Underlying Funds – (continued)
Exchange Traded Funds – (continued)
12,615	Health Care Select Sector SPDR Fund	$ 1,841,916
2,712	iShares MSCI Mexico ETF	138,203

		435,733,065

Fixed Income(a) – 5.7%
3,641,178	Goldman Sachs Emerging Markets
	Debt Fund — Class R6	34,991,714
1,131,270	Goldman Sachs High Yield Floating
	Rate Fund — Class R6	9,819,424
1,756,879	Goldman Sachs High Yield Fund —
	Class R6	9,803,386

		54,614,524

TOTAL UNDERLYING FUNDS – 95.2% (Cost $826,983,756)		$918,664,490

Shares	Dividend Rate	Value

Investment Company(a) –0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
8,971,549	4.259%	$ 8,971,549
(Cost $ 8,971,549)

TOTAL INVESTMENTS – 96.1% (Cost $ 835,955,305)		$927,636,039

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.9%		37,552,822

NET ASSETS – 100.0%		$965,188,861

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	DKK	2,280,000	USD	331,598	06/18/25	$560
	EUR	750,000	USD	813,222	06/18/25	1,352
	INR	332,500,000	USD	3,813,511	06/18/25	54,207
	JPY	33,000,000	USD	220,465	06/18/25	1,496
	USD	4,825,326	AUD	7,610,000	06/18/25	67,117
	USD	6,949,572	CHF	6,080,000	06/18/25	12,720
	USD	24,082,783	EUR	22,170,000	06/18/25	3,976
	USD	1,234,741	HKD	9,580,000	06/18/25	1,371
	USD	332,836	ILS	1,200,000	06/18/25	9,507
	USD	17,644,431	JPY	2,577,000,000	06/18/25	311,279
	USD	9,534	NOK	100,000	06/18/25	29
	USD	126,474	NZD	220,000	06/18/25	1,325
	USD	927,917	SGD	1,230,000	06/18/25	8,662

TOTAL						$473,601

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	620,000	USD	390,934	06/18/25	$(3,274)
	CHF	200,000	USD	228,969	06/18/25	(783)
	GBP	265,000	USD	343,153	06/18/25	(865)
	HKD	170,000	USD	21,905	06/18/25	(18)
	JPY	310,000,000	USD	2,121,988	06/18/25	(36,898)
	SEK	2,175,000	USD	218,567	06/18/25	(1,175)
	SGD	20,000	USD	14,991	06/18/25	(43)
	USD	1,965,089	DKK	13,490,000	06/18/25	(179)
	USD	10,270,095	GBP	7,965,000	06/18/25	(17,937)
	USD	3,777,882	INR	332,500,001	06/18/25	(89,836)
	USD	766,263	MXN	15,875,000	06/18/25	(1,381)
	USD	410,331	NOK	4,450,000	06/18/25	(12,635)
	USD	2,389,421	SEK	24,000,000	06/18/25	(9,384)

TOTAL						$(174,408)

FUTURES CONTRACTS — At March 31, 2025, the Portfolio had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	135	06/26/25	$15,989,467	$(131,018)
E-mini Financial Select Sector	32	06/20/25	4,955,680	134,497
Euro Stoxx 50 Index	84	06/20/25	4,713,126	(206,166)
FTSE/JSE Top 40 Index	8	06/19/25	358,615	2,716
IFSC NIFTY 50 Index	16	04/24/25	747,792	(17,988)
MSCI EAFE Index	21	06/20/25	2,537,115	(88,873)
S&P 500 E-Mini Index	191	06/20/25	53,988,537	(451,993)

Total				$(758,825)

Short position contracts:
5 Year German Euro-Bund	(42)	06/06/25	(5,850,761)	(49,113)
E-mini Consumer Staples Select Sector	(63)	06/20/25	(5,231,520)	(152,583)

Total				$(201,696)

TOTAL FUTURES CONTRACTS				$(960,521)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2025, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M GBP	4.404%	09/12/33	GBP 370	$8,931	$—	$8,931
6M GBP	4.030	11/14/34	1,940	(31,469)	(1,939)	(29,530)
6M GBP	4.094	01/07/35	930	(8,273)	—	(8,273)

TOTAL				$(30,811)	$(1,939)	$(28,872)

(a)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 43	(5.000)%	3.628%	12/20/29	$4,930	$(271,616)	$(316,459)	$44,843

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

SXDR Index	12MEURO+0.23%	JPMorgan Securities, Inc.	07/02/25	EUR1,421	$(72,784)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
7M IRS MS & Co. Int. PLC		3.700%	05/21/2025	1,270,000	$1,270,000	$2,473	$32,505	$(30,032)

Total purchased option contracts				1,270,000	$1,270,000	$2,473	$32,505	$(30,032)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
7M IRS	MS & Co. Int. PLC	3.200%	05/21/2025	(1,270,000)	$(1,270,000)	$(284)	$(12,075)	$11,791

Puts
6M IRS	Barclays Bank PLC	4.400	05/21/2025	(2,600,000)	(2,600,000)	(15,581)	(22,320)	6,739

Total written option contracts				(3,870,000)	$(3,870,000)	$(15,865)	$(34,395)	$18,530

TOTAL				(2,600,000)	$(2,600,000)	$(13,392)	$(1,890)	$(11,502)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
SPX Index	JPMorgan Securities, Inc.	$6,527.075	12/31/2025	(825)	$(538,483,688)	$(33,011)	$(130,754)	$97,743

Puts
SPX Index	MS & Co. Int. PLC	5,326.965	07/18/2025	(395)	(210,415,118)	(44,639)	(57,809)	13,170
MID Index	MS & Co. Int. PLC	2,725.883	07/18/2025	(498)	(135,748,973)	(26,466)	(35,866)	9,400
TOPIX Index	MS & Co. Int. PLC	2,477.128	12/19/2025	(122,947)	(30,455,545,622)	(88,865)	(81,587)	(7,278)

				(123,840)	$(30,801,709,713)	$(159,970)	$(175,262)	$15,292

Total written option contracts				(124,665)	$(31,340,193,401)	$(192,981)	$(306,016)	$113,035

TOTAL				(124,665)	$(31,340,193,401)	$(192,981)	$(306,016)	$113,035

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/ Put NOK	MS & Co. Int. PLC	$13.724	06/18/2025	1,125,000	$1,125,000	$155	$12,208	$(12,053)
Call CHF/ Put NOK	MS & Co. Int. PLC	13.724	06/18/2025	1,254,000	1,254,000	173	14,436	(14,263)
Call CHF/ Put NOK	MS & Co. Int. PLC	14.116	09/17/2025	942,000	942,000	1,155	12,565	(11,410)
Call CHF/ Put NOK	MS & Co. Int. PLC	14.143	09/17/2025	1,024,000	1,024,000	1,197	14,298	(13,101)
Call CHF/ Put NOK	MS & Co. Int. PLC	14.480	12/17/2025	826,000	826,000	2,337	12,605	(10,268)
Call CHF/ Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	885,000	885,000	2,341	15,061	(12,720)
Call CHF/ Put NOK	MS & Co. Int. PLC	14.810	03/18/2026	753,000	753,000	3,332	12,683	(9,351)
Call CHF/ Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	801,000	801,000	3,295	15,767	(12,472)
Call CHF/ Put SEK	MS & Co. Int. PLC	13.317	06/18/2025	1,324,000	1,324,000	24	11,374	(11,350)
Call CHF/ Put SEK	MS & Co. Int. PLC	13.139	06/18/2025	1,454,000	1,454,000	59	13,109	(13,050)
Call CHF/ Put SEK	MS & Co. Int. PLC	13.588	09/17/2025	1,100,000	1,100,000	464	11,813	(11,349)
Call CHF/ Put SEK	MS & Co. Int. PLC	13.430	09/17/2025	1,182,000	1,182,000	708	13,863	(13,155)
Call CHF/ Put SEK	MS & Co. Int. PLC	13.848	12/17/2025	957,000	957,000	1,231	12,981	(11,750)
Call CHF/ Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	1,016,000	1,016,000	1,605	14,312	(12,707)
Call CHF/ Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	868,000	868,000	1,995	14,325	(12,330)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call CHF/ Put SEK	MS & Co. Int. PLC	$13.954	03/18/2026	917,000	$917,000	$2,420	$14,180	$(11,760)
Call JPY/ Put KRW	MS & Co. Int. PLC	9.902	06/18/2025	127,476,000	127,476,000	16,191	9,033	7,158
Call JPY/ Put KRW	MS & Co. Int. PLC	10.262	06/18/2025	132,862,000	132,862,000	7,419	9,535	(2,116)
Call JPY/ Put KRW	MS & Co. Int. PLC	10.130	09/17/2025	108,690,000	108,690,000	15,433	8,966	6,467
Call JPY/ Put KRW	MS & Co. Int. PLC	10.514	09/17/2025	110,868,000	110,868,000	8,840	9,605	(765)
Call JPY/ Put KRW	MS & Co. Int. PLC	10.345	12/17/2025	96,129,000	96,129,000	14,705	8,888	5,817
Call JPY/ Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	97,080,000	97,080,000	9,346	9,541	(195)
Call JPY/ Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	87,290,000	87,290,000	14,061	8,885	5,176
Call JPY/ Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	87,552,000	87,552,000	9,505	10,472	(967)
Call US/D Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	692,000	692,000	5,962	9,480	(3,518)
Call USD/ Put CAD	MS & Co. Int. PLC	1.448	06/18/2025	4,102,000	4,102,000	33,115	24,378	8,737
Call USD/ Put CAD	MS & Co. Int. PLC	1.484	06/18/2025	4,162,000	4,162,000	12,919	27,253	(14,334)
Call USD/ Put CAD	MS & Co. Int. PLC	1.458	09/17/2025	3,445,000	3,445,000	32,982	24,187	8,795
Call USD/ Put CAD	MS & Co. Int. PLC	1.493	09/17/2025	3,491,000	3,491,000	17,588	27,680	(10,092)
Call USD/ Put CAD	MS & Co. Int. PLC	1.467	12/17/2025	3,007,000	3,007,000	31,510	23,791	7,719
Call USD/ Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	3,078,000	3,078,000	19,792	27,779	(7,987)
Call USD/ Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	2,743,000	2,743,000	30,568	23,894	6,674
Call USD/ Put CAD	MS & Co. Int. PLC	1.508	03/18/2026	2,780,000	2,780,000	20,338	27,533	(7,195)
Call USD/ Put CLP	MS & Co. Int. PLC	1,085.340	06/18/2025	1,339,000	1,339,000	1,676	17,257	(15,581)
Call USD/ Put CLP	MS & Co. Int. PLC	1,088.505	06/18/2025	1,541,000	1,541,000	1,789	15,822	(14,033)
Call USD/ Put CLP	MS & Co. Int. PLC	1,113.400	09/17/2025	1,144,000	1,144,000	4,649	17,385	(12,736)
Call USD/ Put CLP	MS & Co. Int. PLC	1,119.888	09/17/2025	1,266,000	1,266,000	4,711	16,029	(11,318)
Call USD/ Put CLP	MS & Co. Int. PLC	1,140.380	12/17/2025	1,020,000	1,020,000	7,021	18,060	(11,039)
Call USD/ Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	1,109,000	1,109,000	7,071	18,232	(11,161)
Call USD/ Put CLP	MS & Co. Int. PLC	1,166.190	03/18/2026	934,000	934,000	8,739	17,891	(9,152)
Call USD/ Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	1,011,000	1,011,000	8,952	18,449	(9,497)
Call USD/ Put KRW	MS & Co. Int. PLC	1,479.310	06/18/2025	976,000	976,000	12,378	8,950	3,428
Call USD/ Put KRW	MS & Co. Int. PLC	1,531.150	06/18/2025	956,000	956,000	4,077	9,178	(5,101)
Call USD/ Put KRW	MS & Co. Int. PLC	1,496.880	09/17/2025	827,000	827,000	12,047	8,965	3,082
Call USD/ Put KRW	MS & Co. Int. PLC	1,553.840	09/17/2025	790,000	790,000	5,374	9,243	(3,869)
Call USD/ Put KRW	MS & Co. Int. PLC	1,512.770	12/17/2025	730,000	730,000	11,624	9,220	2,404
Call USD/ Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	665,000	665,000	11,304	9,297	2,007
Call USD/ Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	627,000	627,000	6,296	9,280	(2,984)
Call USD/ Put MXN	MS & Co. Int. PLC	23.558	06/18/2025	602,000	602,000	1,461	8,048	(6,587)
Call USD/ Put MXN	MS & Co. Int. PLC	22.875	06/18/2025	729,000	729,000	2,939	8,486	(5,547)
Call USD/ Put MXN	MS & Co. Int. PLC	24.511	09/17/2025	515,000	515,000	2,600	8,238	(5,638)
Call USD/ Put MXN	MS & Co. Int. PLC	23.824	09/17/2025	599,000	599,000	4,276	8,580	(4,304)
Call USD/ Put MXN	MS & Co. Int. PLC	25.433	12/17/2025	460,000	460,000	3,333	8,286	(4,953)
Call USD/ Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	525,000	525,000	5,018	8,865	(3,847)
Call USD/ Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	423,000	423,000	3,783	8,369	(4,586)
Call USD/ Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	479,000	479,000	5,489	8,995	(3,506)
Call USD/ Put NOK	MS & Co. Int. PLC	12.025	06/18/2025	407,000	407,000	120	4,518	(4,398)
Call USD/ Put NOK	MS & Co. Int. PLC	12.175	06/18/2025	445,000	445,000	79	5,029	(4,950)
Call USD/ Put NOK	MS & Co. Int. PLC	12.289	09/17/2025	341,000	341,000	610	4,501	(3,891)
Call USD/ Put NOK	MS & Co. Int. PLC	12.469	09/17/2025	362,000	362,000	481	4,959	(4,478)
Call USD/ Put NOK	MS & Co. Int. PLC	12.519	12/17/2025	301,000	301,000	1,125	4,545	(3,420)
Call USD/ Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	314,000	314,000	928	4,930	(4,002)
Call USD/ Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	277,000	277,000	1,542	4,571	(3,029)
Call USD/ Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	284,000	284,000	1,260	4,828	(3,568)
Call USD/ Put SEK	MS & Co. Int. PLC	11.739	06/18/2025	1,226,000	1,226,000	139	12,750	(12,611)
Call USD/ Put SEK	MS & Co. Int. PLC	11.735	06/18/2025	1,318,000	1,318,000	152	13,481	(13,329)
Call USD/ Put SEK	MS & Co. Int. PLC	11.925	09/17/2025	1,028,000	1,028,000	989	12,850	(11,861)
Call USD/ Put SEK	MS & Co. Int. PLC	11.944	09/17/2025	1,080,000	1,080,000	1,001	13,811	(12,810)
Call USD/ Put SEK	MS & Co. Int. PLC	12.086	12/17/2025	907,000	907,000	1,958	12,879	(10,921)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/ Put SEK	MS & Co. Int. PLC	$12.134	12/17/2025	936,000	$936,000	$1,898	$14,189	$(12,291)
Call USD/ Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	837,000	837,000	2,865	13,057	(10,192)
Call USD/ Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	853,000	853,000	2,697	13,982	(11,285)

				922,058,000	$922,058,000	$477,216	$922,485	$(445,269)

Puts
Put AUD /Call JPY	MS & Co. Int. PLC	90.700	06/18/2025	3,251,000	3,251,000	26,969	26,803	166
Put AUD /Call JPY	MS & Co. Int. PLC	87.840	06/18/2025	3,735,000	3,735,000	15,606	31,163	(15,557)
Put AUD /Call JPY	MS & Co. Int. PLC	88.420	09/17/2025	2,723,000	2,723,000	29,461	26,664	2,797
Put AUD /Call JPY	MS & Co. Int. PLC	85.610	09/17/2025	3,060,000	3,060,000	20,792	29,723	(8,931)
Put AUD /Call JPY	MS & Co. Int. PLC	86.440	12/17/2025	2,389,000	2,389,000	29,827	26,593	3,234
Put AUD /Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	2,639,000	2,639,000	22,774	29,906	(7,132)
Put AUD /Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	2,181,000	2,181,000	30,228	26,788	3,440
Put AUD /Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	2,379,000	2,379,000	24,096	29,626	(5,530)
Put AUD /Call USD	MS & Co. Int. PLC	0.610	06/18/2025	1,355,000	1,355,000	7,082	8,907	(1,825)
Put AUD /Call USD	MS & Co. Int. PLC	0.593	06/18/2025	1,531,000	1,531,000	3,232	9,628	(6,396)
Put AUD /Call USD	MS & Co. Int. PLC	0.601	09/17/2025	1,119,000	1,119,000	8,160	8,898	(738)
Put AUD /Call USD	MS & Co. Int. PLC	0.584	09/17/2025	1,232,000	1,232,000	4,974	9,435	(4,461)
Put AUD /Call USD	MS & Co. Int. PLC	0.594	12/17/2025	969,000	969,000	8,502	8,959	(457)
Put AUD /Call USD	MS & Co. Int. PLC	0.577	12/17/2025	1,054,000	1,054,000	5,884	9,319	(3,435)
Put AUD /Call USD	MS & Co. Int. PLC	0.588	03/18/2026	881,000	881,000	8,878	8,959	(81)
Put AUD /Call USD	MS & Co. Int. PLC	0.571	03/18/2026	940,000	940,000	6,410	9,189	(2,779)
Put CAD /Call JPY	MS & Co. Int. PLC	101.500	06/18/2025	1,678,000	1,678,000	15,114	14,683	431
Put CAD /Call JPY	MS & Co. Int. PLC	98.820	06/18/2025	1,880,000	1,880,000	9,278	15,545	(6,267)
Put CAD /Call JPY	MS & Co. Int. PLC	99.440	09/17/2025	1,407,000	1,407,000	16,308	14,588	1,720
Put CAD /Call JPY	MS & Co. Int. PLC	96.820	09/17/2025	1,554,000	1,554,000	11,950	15,548	(3,598)
Put CAD /Call JPY	MS & Co. Int. PLC	97.660	12/17/2025	1,236,000	1,236,000	16,469	14,364	2,105
Put CAD /Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	1,347,000	1,347,000	12,930	15,267	(2,337)
Put CAD /Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	1,133,000	1,133,000	16,688	14,997	1,691
Put CAD /Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	1,206,000	1,206,000	13,276	15,250	(1,974)
Put NZD /Call JPY	MS & Co. Int. PLC	82.280	06/18/2025	1,704,000	1,704,000	12,087	12,339	(252)
Put NZD /Call JPY	MS & Co. Int. PLC	80.090	06/18/2025	1,955,000	1,955,000	7,716	14,605	(6,889)
Put NZD /Call JPY	MS & Co. Int. PLC	80.390	09/17/2025	1,442,000	1,442,000	13,560	12,737	823
Put NZD /Call JPY	MS & Co. Int. PLC	78.240	09/17/2025	1,619,000	1,619,000	10,236	14,569	(4,333)
Put NZD /Call JPY	MS & Co. Int. PLC	78.700	12/17/2025	1,269,000	1,269,000	13,891	12,677	1,214
Put NZD /Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	1,408,000	1,408,000	11,327	14,423	(3,096)
Put NZD /Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	1,153,000	1,153,000	13,930	12,541	1,389
Put NZD /Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	1,260,000	1,260,000	11,736	13,692	(1,956)
Put NZD /Call USD	MS & Co. Int. PLC	0.553	06/18/2025	739,000	739,000	3,168	4,418	(1,250)
Put NZD /Call USD	MS & Co. Int. PLC	0.540	06/18/2025	842,000	842,000	1,666	4,813	(3,147)
Put NZD /Call USD	MS & Co. Int. PLC	0.546	09/17/2025	609,000	609,000	3,786	4,449	(663)
Put NZD /Call USD	MS & Co. Int. PLC	0.533	09/17/2025	678,000	678,000	2,533	4,720	(2,187)
Put NZD /Call USD	MS & Co. Int. PLC	0.540	12/17/2025	527,000	527,000	4,019	4,441	(422)
Put NZD /Call USD	MS & Co. Int. PLC	0.527	12/17/2025	580,000	580,000	3,027	4,661	(1,634)
Put NZD /Call USD	MS & Co. Int. PLC	0.535	03/18/2026	477,000	477,000	4,172	4,415	(243)
Put NZD /Call USD	MS & Co. Int. PLC	0.522	03/18/2026	517,000	517,000	3,281	4,594	(1,313)

				59,658,000	$59,658,000	$485,023	$564,896	$(79,873)

Total purchased option contracts				981,716,000	$981,716,000	$962,239	$1,487,381	$(525,142)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,895.000	04/02/2025	(13)	$(7,663,500)	$(130)	$(7,947)	$7,817
S&P 500 Index	6,075.000	04/02/2025	(9)	(5,467,500)	(45)	(16,020)	15,975
S&P 500 Index	5,840.000	04/04/2025	(13)	(7,592,000)	(1,788)	(10,464)	8,676
S&P 500 Index	5,750.000	04/07/2025	(13)	(7,475,000)	(16,965)	(6,471)	(10,494)
S&P 500 Index	5,910.000	04/09/2025	(10)	(5,910,000)	(1,100)	(20,322)	19,222
S&P 500 Index	5,900.000	04/16/2025	(10)	(5,900,000)	(4,550)	(20,439)	15,889
S&P 500 Index	6,000.000	04/23/2025	(10)	(6,000,000)	(2,100)	(13,533)	11,433

			(78)	$(46,008,000)	$(26,678)	$(95,196)	$68,518

Puts
S&P 500 Index	5,400.000	04/02/2025	(19)	(10,260,000)	(7,315)	(62,622)	55,307
S&P 500 Index	5,620.000	04/02/2025	(25)	(14,050,000)	(130,249)	(38,317)	(91,932)
S&P 500 Index	5,505.000	04/04/2025	(26)	(14,313,000)	(77,220)	(45,411)	(31,809)
S&P 500 Index	5,370.000	04/07/2025	(26)	(13,962,000)	(30,550)	(81,743)	51,193
S&P 500 Index	5,150.000	04/09/2025	(20)	(10,300,000)	(9,300)	(66,074)	56,774
S&P 500 Index	5,250.000	04/16/2025	(19)	(9,975,000)	(31,160)	(50,649)	19,489
S&P 500 Index	5,500.000	04/23/2025	(19)	(10,450,000)	(125,400)	(52,956)	(72,444)

			(154)	$(83,310,000)	$(411,194)	$(397,772)	$(13,422)

Total written option contracts			(232)	$(129,318,000)	$(437,872)	$(492,968)	$55,096

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	06/13/2025	123	$307,500	$15,375	$174,048	$(158,673)
3 Month SOFR	96.625	06/13/2025	112	280,000	7,700	192,984	(185,284)
3 Month SOFR	97.250	06/13/2025	232	580,000	7,250	287,217	(279,967)
3 Month SOFR	96.000	09/12/2025	92	230,000	70,150	89,913	(19,763)
3 Month SOFR	96.500	09/12/2025	185	462,500	60,125	250,092	(189,967)
3 Month SOFR	96.625	09/12/2025	105	262,500	27,563	195,307	(167,744)
3 Month SOFR	97.375	09/12/2025	135	337,500	13,500	28,952	(15,452)
3 Month SOFR	97.500	09/12/2025	266	665,000	23,275	299,867	(276,592)
3 Month SOFR	96.125	12/12/2025	148	370,000	159,100	166,843	(7,743)
3 Month SOFR	96.500	12/12/2025	164	410,000	110,700	253,993	(143,293)
3 Month SOFR	97.500	12/12/2025	392	980,000	80,850	334,382	(253,532)
3 Month SOFR	96.250	03/13/2026	139	347,500	178,962	174,072	4,890
3 Month SOFR	96.625	03/13/2026	115	287,500	99,188	171,329	(72,141)
3 Month SOFR	96.750	03/13/2026	58	145,000	43,863	94,385	(50,522)
3 Month SOFR	97.000	03/13/2026	101	252,500	58,706	50,168	8,538
3 Month SOFR	97.500	03/13/2026	150	375,000	51,563	49,044	2,519
3 Month SOFR	96.250	06/12/2026	126	315,000	194,512	179,149	15,363
3 Month SOFR	96.500	06/12/2026	168	420,000	205,800	174,629	31,171
3 Month SOFR	96.625	06/12/2026	109	272,500	118,537	171,928	(53,391)
3 Month SOFR	96.750	06/12/2026	60	150,000	57,750	93,139	(35,389)
3 Month SOFR	97.000	06/12/2026	86	215,000	64,500	57,144	7,356

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
3 Month SOFR	$97.125	06/12/2026	97	$ 242,500	$64,263	$49,903	$14,360
3 Month SOFR	96.375	09/11/2026	126	315,000	194,512	181,417	13,095
3 Month SOFR	96.500	09/11/2026	368	920,000	508,300	411,934	96,366
3 Month SOFR	96.625	09/11/2026	105	262,500	128,625	174,806	(46,181)
3 Month SOFR	97.000	09/11/2026	121	302,500	104,363	94,012	10,351
3 Month SOFR	96.000	12/11/2026	173	432,500	380,600	348,502	32,098
3 Month SOFR	96.375	12/11/2026	119	297,500	195,606	184,726	10,880
3 Month SOFR	96.500	12/11/2026	368	920,000	542,800	446,921	95,879
3 Month SOFR	96.000	03/12/2027	168	420,000	380,100	353,129	26,971
3 Month SOFR	96.500	03/12/2027	370	925,000	568,874	484,063	84,811
3 Month SOFR	96.000	06/11/2027	149	372,500	343,631	320,642	22,989
3 Month SOFR	96.500	06/11/2027	185	462,500	294,844	254,738	40,106

TOTAL			5,415	$13,537,500	$5,355,487	$6,793,378	$(1,437,891)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Fund/Portfolios and Underlying Funds is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. Because the Portfolios invest primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2025:

BALANCED STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$520,540,614	$—	$—
Investment Company	4,937,441	—	—

Total	$525,478,055	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$288,599	$—
Futures Contracts(a)	78,031	—	—
Interest Rate Swap Contracts(a)	—	9,172	—
Credit Default Swap Contracts(a)	—	25,105	—
Purchased Option Contracts	1,843,658	541,177	—

Total	$1,921,689	$864,053	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(100,044)	$—
Futures Contracts(a)	(610,408)	—	—
Interest Rate Swap Contracts(a)	—	(18,832)	—
Total Return Swap Contracts(a)	—	(41,013)	—
Written Option Contracts	(205,905)	(117,158)	—

Total	$(816,313)	$(277,047)	$—

DYNAMIC GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$347,324,797	$—	$—
Investment Company	6,550,118	—	—

Total	$353,874,915	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$88,203	$—
Futures Contracts(a)	88,564	—	—
Purchased Option Contracts	2,260,906	492,544	—

Total	$2,349,470	$580,747	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC GLOBAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(26,588)	$—
Futures Contracts(a)	(571,337)	—	—
Written Option Contracts	(226,435)	(12,764)	—

Total	$(797,772)	$(39,352)	$—

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$894,122,265	$—	$—
Investment Company	10,972,997	—	—

Total	$905,095,262	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$444,918	$—
Futures Contracts(a)	133,351	—	—
Interest Rate Swap Contracts(a)	—	11,828	—
Credit Default Swap Contracts(a)	—	43,297	—
Purchased Option Contracts	4,668,210	906,869	—

Total	$4,801,561	$1,406,912	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(165,029)	$—
Futures Contracts(a)	(1,077,393)	—	—
Interest Rate Swap Contracts(a)	—	(33,843)	—
Total Return Swap Contracts(a)	—	(70,242)	—
Written Option Contracts	(325,445)	(201,489)	—

Total	$(1,402,838)	$(470,603)	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$918,664,490	$—	$—
Investment Company	8,971,549	—	—

Total	$927,636,039	$—	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH STRATEGY PORTFOLIO (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$473,601	$—
Futures Contracts(a)	137,213	—	—
Interest Rate Swap Contracts(a)	—	8,931	—
Credit Default Swap Contracts(a)	—	44,843	—
Purchased Option Contracts	5,355,487	964,712	—

Total	$5,492,700	$1,492,087	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(174,408)	$—
Futures Contracts(a)	(1,097,734)	—	—
Interest Rate Swap Contracts(a)	—	(37,803)	—
Total Return Swap Contracts(a)	—	(72,784)	—
Written Option Contracts	(437,872)	(208,846)	—

Total	$(1,535,606)	$(493,841)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Portfolio allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Fund’s/Portfolios’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as (“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund/Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund/Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund/Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the Fund/Portfolio assets (if any) being hedged.

Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

Investments in the Underlying Funds Risk — The investments of a Portfolios may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Portfolios’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolios are subject to the risk factors associated with the investments of the

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk— A Fund/Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund/Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund/Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund/Portfolio or an Underlying Fund to sell fund/portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund/Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund/Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Fund/Portfolio or the Underlying Fund. Similarly, large Fund/Portfolio or Underlying Fund share purchases may adversely affect a Fund/Portfolio’s or an Underlying Fund’s performance to the extent that the Fund/Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund/Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Fund/Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs, sanctions, other restrictions on trade, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund/Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund/Portfolio and the Underlying Fund have unsettled or open transactions defaults.